Financial Assets at Fair Value Through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	$ 410	$ 742
Equity investments [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	$ 151	$ 32	$ 47